Long-Term Debt (Narrative) (Detail) - USD ($)												3 Months Ended									6 Months Ended		12 Months Ended
	May. 06, 2015	May. 06, 2015	Apr. 17, 2015	Dec. 31, 2014	Dec. 15, 2014	Dec. 15, 2014	May. 16, 2014	Nov. 26, 2013	Oct. 05, 2012	Jul. 02, 2012	Jul. 02, 2012	Dec. 31, 2015	Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	[5],[6],[7],[8]	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2013	Mar. 09, 2015	Jan. 23, 2015	Aug. 13, 2012
Debt Instrument [Line Items]
Loss on extinguishment of debt											$ (65,000,000)		$ (8,500,000)	[1],[2]	$ (54,900,000)	[1],[2],[3],[4]	$ (30,900,000)	[1],[2]	$ (1,900,000)			$ (30,900,000)	$ (94,300,000)	[1],[2]	$ (1,900,000)	[5],[6]	$ (77,300,000)
Payment of early redemption fees on debt extinguished																						23,800,000	62,600,000				72,100,000
Write-off of unamortized debt issuance costs											17,000,000
Debt issuance cost																					$ 99,500,000		99,300,000
Proceeds from debt																							1,787,300,000		423,600,000		3,189,300,000
Redemption of notes																					8,300,000	259,700,000	1,288,500,000		18,000,000		1,058,600,000
Redemption premium																							23,800,000
Outstanding letters of credit													9,200,000										9,200,000
Debt obligations												$ 3,744,100,000	3,752,400,000								3,744,100,000		3,752,400,000		3,260,800,000
Outstanding letters of credit												9,200,000	9,200,000								9,200,000		9,200,000
Unamortized debt issuance cost												66,200,000	71,000,000								66,200,000		71,000,000		89,400,000
Accumulated amortization												33,300,000	28,300,000								33,300,000		28,300,000		25,400,000
Unamortized debt issuance related interest												$ 2,500,000					3,800,000				$ 5,000,000	7,500,000	$ 13,900,000		13,900,000		11,500,000
Revolver [Member]
Debt Instrument [Line Items]
Percentage of excess revolver committed to debt payments																					35.00%		35.00%
Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount										$ 1,620,000,000	1,620,000,000
Standby Letter Of Credit [Member]
Debt Instrument [Line Items]
Unused commitment, percentage																					0.25%		0.25%
8.125% Senior First Priority Notes due 2020 [Member]
Debt Instrument [Line Items]
Redemption of notes					$ 75,000,000
10.125% Senior Notes due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount										$ 500,000,000	$ 500,000,000
Interest rate										10.125%	10.125%
Maturity date										2020
Redemption premium																	23,800,000
Second Amendment [Member]
Debt Instrument [Line Items]
Loss on extinguishment of debt																							$ (900,000)
Debt issuance cost																							15,300,000
Second Amendment [Member] | Term Loan Facility [Member]
Debt Instrument [Line Items]
Floor rate									5.25%
Interest rate decrease (basis point)									(1.875%)
Call premiums																							16,200,000
Fourth Amendment [Member]
Debt Instrument [Line Items]
Loss on extinguishment of debt																							(1,100,000)
Debt issuance cost																							15,000,000
Fourth Amendment [Member] | Term Loan Facility [Member]
Debt Instrument [Line Items]
Interest rate decrease (basis point)									(0.50%)
Call premiums																							16,100,000
Fourth Amendment [Member] | Original Revolver [Member]
Debt Instrument [Line Items]
Interest rate decrease (basis point)									(0.50%)
Second And Fourth Amendment [Member]
Debt Instrument [Line Items]
Payment of early redemption fees on debt extinguished																											12,200,000
Fifth Amendment [Member]
Debt Instrument [Line Items]
Loss on extinguishment of debt																	(1,900,000)
Debt issuance cost																	1,500,000
Sixth Amendment [Member] | Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount							$ 2,015,900,000
Discount on debt							1,400,000
Debt issuance cost							3,200,000
Proceeds from debt							$ 275,000,000
Increase in price, percentage							99.50%
6.00% Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Proceeds from debt																					$ 1,437,300,000		$ 1,437,300,000
January Notes Offering [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																													$ 700,000,000
March Notes Offering [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																												$ 730,000,000
Debt Instrument Issuance At Premium Price Percentage												1.00%											1.00%
Premium on debt being accreted												$ 7,300,000	$ 7,300,000								$ 7,300,000		$ 7,300,000
Seventh Amendment [Member]
Debt Instrument [Line Items]
Outstanding letters of credit			$ 30,000,000
Outstanding letters of credit increased			50,000,000
December 15, 2014 [Member] | 8.125% Senior First Priority Notes due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage				108.125%
LIBOR [Member] | Term Loan Facility [Member]
Debt Instrument [Line Items]
Revolver interest rate																							3.50%
LIBOR [Member] | Second Amendment [Member] | Term Loan Facility [Member]
Debt Instrument [Line Items]
Revolver interest rate									4.00%
LIBOR [Member] | Fourth Amendment [Member] | Original Revolver [Member]
Debt Instrument [Line Items]
Revolver interest rate																							3.00%
LIBOR [Member] | Sixth Amendment [Member] | Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Revolver interest rate							3.00%
Interest Rate Floor [Member] | Original Revolver [Member]
Debt Instrument [Line Items]
Interest rate													4.50%										4.50%
Minimum [Member] | Fourth Amendment [Member] | Term Loan Facility [Member]
Debt Instrument [Line Items]
Interest rate decrease (basis point)									(0.25%)
Minimum [Member] | LIBOR [Member] | Sixth Amendment [Member] | Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Revolver interest rate							1.00%
Interest Rate Swap [Member]
Debt Instrument [Line Items]
Notional amount of derivative																														$ 750,000,000
Derivative, maturity date																					Jun. 30, 2017		Jun. 30, 2017
Derivative, fixed interest rate																														1.67%
Derivative, floor rate																														1.25%
Change in fair value of interest rate swap												1,000,000					1,500,000				$ 600,000	$ (500,000)	$ 2,100,000		4,600,000		2,600,000
Interest Rate Derivative Liabilities, at Fair Value												$ 3,500,000	$ 4,100,000								$ 3,500,000		$ 4,100,000		$ 2,000,000
Early Redemption Fees [Member]
Debt Instrument [Line Items]
Payment of early redemption fees on debt extinguished											$ 39,800,000
2020 Secured Notes [Member] | 8.125% Senior First Priority Notes due 2020 [Member] | Revolver [Member]
Debt Instrument [Line Items]
Debt instrument, face amount										$ 750,000,000	$ 750,000,000
Interest rate										8.125%	8.125%
Maturity date											2020
2020 Unsecured Notes [Member]
Debt Instrument [Line Items]
Secured debt ratio												4.50									4.50
Total indebtedness ratio												5.25%									5.25%
2020 Unsecured Notes [Member] | 10.125% Senior Notes due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount										$ 500,000,000	$ 500,000,000
Interest rate										10.125%	10.125%
Maturity date											2020
2020 Unsecured Notes [Member] | Second Note Redemption [Member] | 8.125% Senior First Priority Notes due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage																							105.063%
Credit Agreement [Member]
Debt Instrument [Line Items]
Percentage of effective interest rate													3.75%										3.75%
Credit Agreement [Member] | Revolver [Member]
Debt Instrument [Line Items]
Percentage of effective interest rate													3.00%										3.00%
Credit Agreement [Member] | Senior Secured Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity										$ 250,000,000	$ 250,000,000
Credit Agreement [Member] | Fourth Amendment [Member]
Debt Instrument [Line Items]
Interest rate decrease (basis point)								(0.50%)
Term Loan Facility due 2021 [Member]
Debt Instrument [Line Items]
Maturity date																					2021		2021		2021
Discount on debt										30,000,000	30,000,000	$ 18,300,000	$ 19,800,000								$ 18,300,000		$ 19,800,000		$ 20,600,000
Payment towards principal																							$ 5,100,000
Percentage of excess cash flows committed to debt payments																							50.00%
Line of credit facility maturity date																							Jul. 31, 2019
Write-off of unamortized debt issuance costs											(8,200,000)
Debt obligations												$ 1,638,500,000	$ 1,646,800,000								$ 1,638,500,000		$ 1,646,800,000		$ 2,010,800,000
Percentage of effective interest rate												3.75%	3.75%								3.75%		3.75%
Term Loan Facility due 2021 [Member] | Fifth Amendment [Member]
Debt Instrument [Line Items]
Debt instrument, face amount								$ 1,749,800,000
Payment of early redemption fees on debt extinguished																	(1,000,000)
Write-off of unamortized debt issuance costs																	$ (900,000)
Proceeds from debt								$ 150,000,000
Term Loan Facility due 2021 [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Revolver interest rate																					2.75%		2.75%
Term Loan Facility due 2021 [Member] | Minimum [Member] | LIBOR [Member] | Fifth Amendment [Member]
Debt Instrument [Line Items]
Revolver interest rate								1.00%
Term Loan Facility due 2021 [Member] | Maximum [Member] | LIBOR [Member] | Fifth Amendment [Member]
Debt Instrument [Line Items]
Revolver interest rate								3.00%
Secured Debt [Member]
Debt Instrument [Line Items]
Redemption of notes						$ 75,000,000
Secured Debt [Member] | Revolver [Member]
Debt Instrument [Line Items]
Line of credit facility maturity date																					Apr. 17, 2020
Outstanding letters of credit increased												$ 50,000,000									$ 50,000,000
Outstanding letters of credit												0	$ 0								0		$ 0
Available borrowing capacity												$ 440,800,000	$ 440,800,000								$ 440,800,000		$ 440,800,000
Debt instrument, maturity date																							Jan. 31, 2020
Secured Debt [Member] | 8.125% Senior First Priority Notes due 2020 [Member]
Debt Instrument [Line Items]
Interest rate													8.125%		8.125%								8.125%		8.125%
Maturity date												2020											2020		2020
Loss on extinguishment of debt															$ 105.75
Redemption of notes															675,000,000								$ 675,000,000
Redemption premium															$ 38,800,000								$ 38,800,000
Debt obligations																									$ 750,000,000
Secured Debt [Member] | Fifth Amendment [Member] | Revolver [Member]
Debt Instrument [Line Items]
Interest rate decrease (basis point)								(0.25%)
Secured Debt [Member] | Seventh Amendment [Member] | Revolver [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity			$ 200,000,000							$ 450,000,000	$ 450,000,000
Line of credit facility maturity date			Jul. 02, 2020
Secured Debt [Member] | December 15, 2014 [Member]
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage						108.125%
Secured Debt [Member] | Second Note Redemption [Member] | 8.125% Senior First Priority Notes due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage																							105.75%
Secured Debt [Member] | LIBOR [Member] | Fourth Amendment [Member] | Revolver [Member]
Debt Instrument [Line Items]
Revolver interest rate								2.75%
Secured Debt [Member] | Minimum [Member] | Revolver [Member]
Debt Instrument [Line Items]
Unused commitment, percentage																					0.25%		0.25%
Secured Debt [Member] | Minimum [Member] | LIBOR [Member] | Revolver [Member]
Debt Instrument [Line Items]
Revolver interest rate																					2.00%		2.00%
Secured Debt [Member] | Maximum [Member] | Revolver [Member]
Debt Instrument [Line Items]
Unused commitment, percentage																					0.375%		0.375%
Secured Debt [Member] | Maximum [Member] | LIBOR [Member] | Revolver [Member]
Debt Instrument [Line Items]
Revolver interest rate																					3.00%		3.00%
Unsecured Debt [Member]
Debt Instrument [Line Items]
Redemption of notes						$ 174,400,000
Premium on debt being accreted												$ 6,700,000	$ 7,100,000								$ 6,700,000		$ 7,100,000
Unsecured Debt [Member] | 10.125% Senior Notes due 2020 [Member]
Debt Instrument [Line Items]
Interest rate												10.125%	10.125%								10.125%		10.125%		10.125%
Maturity date																					2020		2020		2020
Redemption of notes					$ 174,400,000
Debt obligations												$ 325,600,000	$ 325,600,000								$ 325,600,000		$ 325,600,000		$ 500,000,000
Secured debt ratio													4.50										4.50
Total indebtedness ratio													525.00%										525.00%
Unsecured Debt [Member] | 6.00% Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Interest rate												6.00%	6.00%								6.00%		6.00%		6.00%			6.00%
Maturity date												2023									2023		2023		2023
Line of credit facility maturity date																					Apr. 01, 2023		Apr. 01, 2023
Debt obligations												$ 1,430,000,000	$ 1,430,000,000								$ 1,430,000,000		$ 1,430,000,000
Secured debt ratio													4.50										4.50
Total indebtedness ratio													600.00%										600.00%
Unsecured Debt [Member] | 6.375% Senior Notes due 2025 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 350,000,000	$ 350,000,000
Interest rate	6.375%	6.375%										6.375%	6.375%								6.375%		6.375%		6.375%
Maturity date		2025																			2025		2025		2025
Line of credit facility maturity date	May 15, 2025	May 15, 2025
Loss on extinguishment of debt	$ (8,400,000)	$ (8,400,000)
Revolver interest rate	6.375%
Debt obligations	$ 344,500,000	344,500,000										$ 350,000,000	$ 350,000,000								$ 350,000,000		$ 350,000,000
Secured debt ratio													4.50										4.50
Total indebtedness ratio													600.00%										600.00%
Unsecured Debt [Member] | December 15, 2014 [Member]
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage						110.125%
Unsecured Debt [Member] | December 15, 2014 [Member] | 10.125% Senior Notes due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage					110.125%
Unsecured Debt [Member] | December 15, 2014 [Member] | 6.00% Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage																							100.00%
Unsecured Debt [Member] | Second Note Redemption [Member] | 6.00% Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage																							104.50%
Term Loan Facility [Member] | Amendment and Restatement Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity	$ 450,000,000	450,000,000
Payment towards principal		$ 4,100,000
Percentage of excess cash flows committed to debt payments		50.00%
Term Loan Facility [Member] | LIBOR [Member] | Amendment and Restatement Agreement [Member]
Debt Instrument [Line Items]
Revolver interest rate	2.75%	2.75%
Interest rate decrease (basis point)	(0.25%)	(25.00%)
Term Loan Facility [Member] | Minimum [Member] | LIBOR [Member] | Amendment and Restatement Agreement [Member]
Debt Instrument [Line Items]
Revolver interest rate	1.00%	1.00%
Unamortized Debt Discount
Debt Instrument [Line Items]
Loss on extinguishment of debt																					$ 7,100,000		$ (23,200,000)		$ (700,000)		$ (42,300,000)

[1]	The Company completed debt refinancing transactions during the second, third and fourth quarters of Fiscal 2015, resulting in a loss on debt extinguishment for those respective periods. See Note 8? Long-Term Debt.
[2]	The Company realized an increase in revenue and operating expenses beginning July 1, 2014 as a result of the acquisition of AtlantaNap and Neo.
[3]	The Company realized an increase in revenue and operating expenses beginning February 23, 2015 as a result of the acquisition of Latisys.
[4]	The Company realized an increase in revenue and operating expenses beginning January 1, 2015 as a result of the acquisition of IdeaTek.
[5]	The Company completed a debt refinancing transaction during the second quarter of Fiscal 2014, resulting in a loss on debt extinguishment for that period. See Note 8? Long-Term Debt.
[6]	The Company realized an increase in revenue and operating expenses beginning August?1, 2013 as a result of the acquisition of Corelink.
[7]	The Company realized an increase in revenue and operating expenses beginning October?1, 2013 as a result of the acquisition of Access.
[8]	The Company realized an increase in revenue and operating expenses beginning October?2, 2013 as a result of the acquisition of Fiberlink.